PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Parent Company Financial Information [Abstract]
Schedule of condensed balance sheets
	As of	As of
	December 31,	December 31,
	2021	2020
ASSETS	ThUS$	ThUS$
Cash and cash equivalents
Cash and cash equivalents	549,766	1,295,042
Other financial assets	78,706	32,407
Other non-financial assets	38,557	82,318
Trade and other accounts receivable	400,540	282,896
Accounts receivable from related entities	933,853	412,370
Inventories	121,949	168,686
Current tax assets	4,846	2,545
Total current assets other than non-current assets (or disposal groups) classified as held for sale	2,128,217	2,276,264
Non-current assets (or disposal groups) classified as held for sale	161,347	300,367
Total current assets	2,289,564	2,576,631
Non-current assets
Other financial assets	8,804	27,658
Investments accounted for using the equity method	8,065,391	9,006,797
Other non-financial assets	12,344	13,356
Accounts receivable	10,551	2,975
Accounts receivable from related entities	48,008	38,300
Intangible assets other than goodwill	213,822	167,893
Property, plant and equipment	7,980,150	8,683,419
Deferred tax assets	-	553,122
Total non-current assets	16,339,070	18,493,520
Total assets	18,628,634	21,070,151

	As of	As of
	December 31,	December 31,
LIABILITIES AND EQUITY	2021	2020
LIABILITIES	ThUS$	ThUS$
Current liabilities

Other financial liabilities	3,777,465	2,347,033
Trade and other accounts payables	3,670,381	1,013,399
Accounts payable to related entities	1,650,246	1,481,281
Other provisions	99	32
Other non-financial liabilities	1,487,629	1,411,582
Total current liabilities	10,585,820	6,253,327
Non-current liabilities
Other financial liabilities	4,041,347	5,631,916
Accounts payable	303,309	416,034
Accounts payable to related entities	177,779	574,202
Other provisions	10,045,195	9,892,007
Employee benefits	33,145	47,915
Other non-financial liabilities	508,943	697,135
Total non-current liabilities	15,109,718	17,259,209
Total liabilities	25,695,538	23,512,536
EQUITY
Share capital	3,146,265	3,146,265
Retained earnings/(losses)	(8,841,106)	(4,193,615)
Treasury Shares	(178)	(178)
Other reserves	(1,361,529)	(1,388,185)
Parent’s ownership interest	(7,056,548)	(2,435,713)
Non-controlling interest	(10,356)	(6,672)
Total equity	(7,066,904)	(2,442,385)
Total liabilities and equity	18,628,634	21,070,151

Schedule of condensed income statement
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Revenue	1,485,841	1,272,077	2,958,270
Cost of sales	(1,964,137)	(2,099,716)	(2,860,173)
Gross margin	(478,296)	(827,639)	98,097
Other income	712,997	948,160	1,124,033
Distribution costs	(134,366)	(125,563)	(222,585)
Administrative expenses	(199,409)	(225,557)	(326,640)
Other expenses	(197,737)	(154,582)	(211,830)
Restructuring activities expenses	(2,177,754)	(837,673)	-
Other gains/(losses)	39,471	(98,790)	15,367
Income from operation activities	(2,435,094)	(1,321,644)	476,442
Financial income	8,905	11,812	23,262
Financial costs	(579,304)	(410,153)	(479,596)
Share of profit of investments accounted for using the equity method	(1,168,898)	(3,537,259)	88,429
Foreign exchange gains/(losses)	72,888	(66,004)	(76,122)
Result of indexation units	(799)	-	67
Income (loss) before taxes	(4,102,302)	(5,323,248)	32,482
Income tax expense / benefit	(550,840)	767,713	163,131
NET INCOME (LOSS) FOR THE YEAR	(4,653,142)	(4,555,535)	195,613

Schedule of condensed cash flow statement
	For the year ended
	December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$

Cash flows from operating activities
Cash collection from operating activities
Proceeds from sales of goods and services	2,046,751	2,240,961	6,621,168
Other cash receipts from operating activities	38,268	52,192	122,637
Payments for operating activities
Payments to suppliers for goods and services	(2,085,094)	(1,713,223)	(4,491,682)
Payments to and on behalf of employees	(295,030)	(298,370)	(466,212)
Other payments for operating activities	(29,363)	(27,757)	(67,056)
Interest received	-	-	5,127
Income taxes (paid)	(898)	(2,764)	-
Other cash inflows (outflows)	(37,992)	61,532	302,246
Net cash flows from operating activities	(363,358)	312,571	2,026,228
Cash flows from investing activities
Cash flows from losses of control of subsidiaries or other businesses	752	-	-
Cash flows used to obtain control of subsidiaries or other businesses	(12,375)	(349,125)	-
Other cash receipts from sales of equity or debt instruments of other entities	-	30,439	172,122
Other payments to acquire equity or debt instruments of other entities	-	(27,199)	(172,295)
Amounts raised from sale of property, plant and equipment	105,000	75,566	42,600
Purchases of property, plant and equipment	(574,431)	(163,022)	(578,498)
Purchases of intangible assets	(85,449)	(70,363)	(66,018)
Interest received	1,644	3,235	12,757
Other cash inflows (outflows)	18,900	-	-
Net cash flow (used in) investing activities	(545,959)	(500,469)	(589,332)
Cash flows from financing activities
Payments for changes in ownership interests in subsidiaries that do not result in loss of control	-	(3,225)	-
Amounts raised from long-term loans	1,665	1,361,807	370,139
Amounts raised from short-term loans	661,609	296,267	93,000
Loans from Related Entities	130,102	373,125	-
Loans repayments	(135,837)	(749,258)	(1,632,577)
Payments of lease liabilities	(391,879)	(90,335)	-
Dividends paid	-	-	(54,580)
Interest paid	(90,585)	(135,859)	(283,612)
Other cash inflows (outflows)	(11,034)	(107,782)	(58,704)
Net cash flows (used in) financing activities	164,041	944,740	(1,566,334)
Net increase in cash and cash equivalents before effect of exchanges rate change	(745,276)	756,842	(129,438)
Effects of variation in the exchange rate on cash and cash equivalents	-	-	5,183
Net increase (decrease) in cash and cash equivalents	(745,276)	756,842	(124,255)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	1,295,042	538,200	662,455
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	549,766	1,295,042	538,200